Restructuring and Restructuring Related Charges (Divestitures) (Details) - Bedding Products - Disposed of by sale $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of disposals | business	2
Trade sales	$ 45.0
EBIT	2.0
Disposal Group, Including Discontinued Operation, Consideration	$ 11.0